Financial Risk Management and Fair Values - Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	¥ 2,877	¥ 1,979	¥ 1,776
Derivative financial assets	0	218
Derivative financial liabilities	(3,148)	0
Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	100	188
Other non-current financial assets	28	32
Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	699	861
Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	64	74
Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		3
Derivative financial liabilities	(53)
Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(3,092)
Recurring fair value measurement [member] | Forward foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(56)
Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		187
Recurring fair value measurement [member] | Forward foreign exchange contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		31
Level 1 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Other non-current financial assets	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	64	74
Level 1 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0
Level 1 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0
Level 1 [Member] | Recurring fair value measurement [member] | Forward foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0
Level 1 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		0
Level 1 [Member] | Recurring fair value measurement [member] | Forward foreign exchange contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		0
Level 2 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		3
Derivative financial liabilities	(53)
Level 2 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(3,092)
Level 2 [Member] | Recurring fair value measurement [member] | Forward foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(56)
Level 2 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		187
Level 2 [Member] | Recurring fair value measurement [member] | Forward foreign exchange contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		31
Level 3 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	100	188
Other non-current financial assets	28	32
Level 3 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	699	861
Level 3 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 3 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		0
Derivative financial liabilities	0
Level 3 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0
Level 3 [Member] | Recurring fair value measurement [member] | Forward foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	¥ 0
Level 3 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		0
Level 3 [Member] | Recurring fair value measurement [member] | Forward foreign exchange contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets		¥ 0